Acquisitions, Joint Ventures and Other Activity (Changes In The Ownership Interests Of Health Management Associates, Inc. In Its Consolidated Subsidiaries) (Details) (USD $)
In Thousands, unless otherwise specified
	3 Months Ended																12 Months Ended
	Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2010		Mar. 31, 2010		Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Acquisitions, Joint Ventures And Other Activity [Abstract]
Net income attributable to Health Management Associates, Inc.	$ 30,847	[1],[2]	$ 43,728	[1],[3]	$ 48,611	[1],[4]	$ 55,524	[1]	$ 28,179	[1],[5]	$ 35,293	[1]	$ 39,657	[1]	$ 46,940	[1]	$ 178,710	$ 150,069	$ 138,182
Sale of subsidiary shares to a noncontrolling shareholder																			2,019
Purchase of subsidiary shares from a noncontrolling shareholder																			(6,594)
Incremental costs of certain transactions with noncontrolling shareholders																			(1,054)
Net transfers to a noncontrolling shareholder and related other																			(5,629)
Change from net income attributable to Health Management Associates, Inc., net transfers to a noncontrolling shareholder and related other																			$ 132,553

[1]	Net revenue after the provision for doubtful accounts, income from continuing operations and income (loss) from discontinued operations have been reclassified for all quarters to conform to the current year consolidated statement of income presentation. Such reclassifications primarily related to discontinued operations and new accounting guidance for the presentation of net revenue, which are discussed at Notes 10 and 12, respectively.
[2]	As more fully discussed at Note 2, the Company restructured its long-term debt on November 18, 2011. As a result, the quarter ended December 31, 2011 includes (i) approximately $24.6 million of write-offs of deferred debt issuance costs and related other and (ii) $16.4 million of accumulated other comprehensive loss amortization and net fair value adjustment expense that is attributable to the Company's interest rate swap contract. During such quarter, the Company also: (i) recognized $38.2 million of benefit from the meaningful use measurement standard under various Medicare and Medicaid Healthcare Information Technology ("HCIT") incentive programs and (ii) recorded $12.9 million of expense attributable to restructuring activities at Tennova Healthcare (see Note 4).
[3]	During the quarter ended September 30, 2011, the Company recorded approximately $9.3 million of costs for acquisitions and government investigations. See Notes 4 and 13 for discussion of these matters.
[4]	As more fully discussed at Note 10, the loss from discontinued operations during the quarter ended June 30, 2011 included a goodwill impairment charge of approximately $3.6 million.
[5]	As more fully discussed at Note 10, the loss from discontinued operations during the quarter ended December 31, 2010 included (i) a loss of approximately $12.1 million on the sale of Riley Hospital and its related health care operations and (ii) a long-lived asset impairment charge of $8.4 million.